Equity (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Schedule of issuance of preferred stock and warrants exercisable
Shares of Series B Preferred Stock	$7,730
Issuance costs allocated to Preferred Stock	519
8,249
Fair value attributed to the investors' warrants	301
$8,550